Cover	May 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-22345
Entity Registrant Name	SHORE BANCSHARES, INC.
Entity Central Index Key	0001035092
Entity Tax Identification Number	52-1974638
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	18 E. Dover St.
Entity Address, City or Town	Easton
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21601
City Area Code	410
Local Phone Number	763-7800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	SHBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false